Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 11,675,156	€ 19,953,697	€ 14,261,146
Intangible assets other than goodwill	€ 44,531,751	37,309,902	23,120,929	[1]	€ 9,886,339
Additions of intangible assets pending of payment		€ 375,733	€ 55,124
Description of fully amortised intangible assets	no fully amortized intangible assets in use	no fully amortized intangible assets in use	no fully amortized intangible assets in use
Commitments for acquisition of intangible assets	€ 1,212,468	€ 1,024,487	€ 0
Goodwill	6,240,371	6,146,302	6,154,133	[1]
Intangible assets whose title is restricted		0
Intangible assets pledged as security for liabilities		0	0
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	10,384,027	17,308,836	11,341,865
Intangible assets other than goodwill		31,515,038	19,035,459		€ 8,720,419
Patents Customer related Intangible Assets Licenses And Similar And Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	926,558	2,536,527	2,905,781
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,258,090	11,685,528	€ 10,670,450
Internally generated [member] | Capitalised development expenditure [member] | cost of services rendered or products acquired
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 2,125,937	€ 5,623,308

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.